Label	Element	Value
Destinations Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRINKER CAPITAL DESTINATIONS TRUST
Destinations International Equity Fund
Destinations Equity Income Fund
Destinations Real Assets Fund
Destinations Core Fixed Income Fund
Destinations Multi Strategy Alternatives Fund
(each, a “Fund” and, collectively, the “Funds”)

SUPPLEMENT DATED MARCH 22, 2021,
TO THE PROSPECTUS DATED JULY 1, 2020, AS SUPPLEMENTED ON AUGUST 3, 2020
AND DECEMBER 16, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management for the Destinations Core Fixed Income Fund

BlackRock Investment Management, LLC (“BlackRock”) is no longer a sub-adviser to the Destinations Core Fixed Income Fund. As such, all references to BlackRock are removed from the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Destinations Core Fixed Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Change in Investment Strategy for the Destinations Core Fixed Income Fund

In the Fund Summary for the Fund, under the heading “Principal investment strategies,” the fifth paragraph thereunder is hereby deleted and replaced with the following:

The Fund will also invest in junk bonds, bank loans and assignments, privately issued residential and commercial mortgage-backed securities, and other instruments rated below investment grade or unrated but determined by the Sub-adviser to be of comparable quality, and may invest in credit default swaps of companies in the high yield universe.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Change of Primary Benchmark for the Destinations Core Fixed Income Fund

In the Fund Summary for the Fund, under the heading titled “Performance,” under the sub-heading titled “Average Annual Total Returns (For the periods ended December 31, 2019),” the table is hereby deleted and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	This table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the Bloomberg Barclays US Aggregate Index to the ICE BofA US Board Market Index because the Adviser believes that the ICE BofA US Broad Market Index better reflects the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Destinations Core Fixed Income Fund | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.56%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2017	[1]
Destinations Core Fixed Income Fund | Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2017	[1]
Destinations Core Fixed Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2017
Destinations Core Fixed Income Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Destinations Core Fixed Income Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Destinations Core Fixed Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2018

[1]	This table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the Bloomberg Barclays US Aggregate Index to the ICE BofA US Board Market Index because the Adviser believes that the ICE BofA US Broad Market Index better reflects the Fund’s investment strategy.
[2]	The Fund’s Class Z shares commenced operations on July 16, 2018.